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Schedule of Investments
(unaudited)
Putnam Managed Municipal Income Trust 2
Notes to Schedule of Investments 18

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 5,400 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 140.0%
Alabama 0.2%
c ,d
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 511,365
Alaska 1.7%
e
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 5,125,000 4,809,126
Arizona 5.1%
d
Arizona Industrial Development Authority , Somerset Academy of Las Vegas , Revenue ,
144A, 2021 A , 4% , 12/15/41 .......................................... 500,000 449,866
Industrial Development Authority of the City of Phoenix Arizona (The) ,
d
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
7/01/35 ........................................................ 900,000 900,403
d
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 250,000 239,188
GreatHearts Arizona Obligated Group , Revenue , 2014 A , 5% , 7/01/44 .......... 1,700,000 1,700,085
d
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,603,899
d
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 . 750,000 750,397
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2015 A , Refunding ,
5% , 9/01/34 .................................................... 460,000 460,183
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 500,000 508,564
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 2,330,000 2,238,182
Maricopa County Industrial Development Authority ,
d
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 1,800,000 1,919,632
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 752,325
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 2,000,000 2,166,163
d
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 257,175
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2025 A , 5.625% , 12/01/55 ................................... 750,000 765,406
14,711,468
California 9.6%
d
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 395,537
d
California Infrastructure & Economic Development Bank ,
c
Desertxpress Enterprises LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put ,
12% , 11/02/26 ................................................... 250,000 187,500
f
WFCS Holdings II LLC , Revenue, Sub. Lien , 144A, 2021 B , 7.34%, 1/01/61 ...... 4,145,000 349,072
California Municipal Finance Authority ,
g
Revenue , FRN , 2025-1 , A-2 , 3.439% , 2/20/41 ............................ 2,134,447 1,887,906
d,g
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.439% , 6/20/49 ................. 500,000 311,329
d
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 800,000 840,500
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,410,000 1,750,245
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 800,000 838,552

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. $ 750,000 $ 661,928
d
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 500,000 372,273
d
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 480,264
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 432,238
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 605,000 607,313
d
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,884,063
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 344,105
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,225,000 832,625
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 500,000 379,106
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 835,000 785,363
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 7,150,000 5,349,907
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 2,500,000 1,725,829
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 525,000 508,499
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 4% , 5/01/49 ........................................ 7,420,000 6,572,115
Revenue , 2019 A , Pre-Refunded , 4% , 5/01/49 ............................ 80,000 81,847
27,578,116
Colorado 3.3%
f
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 500,000 447,555
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 300,000 298,295
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 150,000 150,023
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 175,000 162,642
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 350,000 286,705
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 350,000 351,545
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/31 ........................................................ 500,000 500,412
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 1,250,000 1,250,667
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,650,781
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 846,314
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 ......... 1,000,000 903,694
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 375,000 380,578
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 ..... 500,000 503,706
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 4
Subdistrict A , Revenue, Senior Lien , 2024 A , Refunding , 6.5% , 12/01/54 ......... 1,000,000 1,034,298
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 299,660
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 500,000 503,559
9,570,434
Connecticut 1.3%
d
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,549,318

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... $ 100,000 $ 102,174
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 150,000 150,340
3,801,832
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... 705,000 705,992
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/51 .... 1,035,000 919,861
d
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 880,341
d
Town of Millsboro ,
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.125% , 7/01/38 ................................................. 490,000 494,337
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.25% , 7/01/48 .................................................. 997,000 969,237
3,969,768
Florida 16.2%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 300,000 300,987
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 103,027
d
Capital Trust Agency, Inc. ,
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,900,000 1,572,813
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 740,000 736,161
d
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 825,000 834,855
Classical Academy of Sarasota, Inc. (The) , Revenue , 144A, 2025 , 6.125% , 7/01/60 425,000 422,006
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 165,000 158,251
d
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 155,980
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 300,000 300,055
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54 750,000 755,920
d
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 949,556
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 5,000,000 5,370,851
d
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 372,777
Connerton East Community Development District , Assessment Area 3 , Special
Assessment , 2025 , 5.5% , 6/15/55 ..................................... 160,000 157,295
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 385,000 391,699
d
County of Palm Beach ,
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 5% , 6/01/57 ...... 625,000 542,310
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 1,600,000 1,617,283
d
Curiosity Creek Community Development District , Curiosity Creek Community
Development District Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% ,
5/01/56 ......................................................... 160,000 159,777
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 658,385

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... $ 105,000 $ 107,919
d
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 200,000 200,508
d
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 250,000 251,067
EA McKinnon Groves Community Development District , Capital Improvement , Special
Assessment , 2025 , 5.5% , 5/01/56 ..................................... 370,000 364,380
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 425,000 438,979
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 275,000 276,350
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.6% , 5/01/55 ................................................ 275,000 272,380
Florida Development Finance Corp. ,
d
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 411,691
d
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 700,000 642,875
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,428,075
Florida Higher Educational Facilities Financing Authority ,
Rollins College , Revenue , 2024 , 4.125% , 12/01/54 ......................... 1,000,000 890,321
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,370,000 1,059,412
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.15% , 5/01/44 ............................................. 650,000 666,626
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.4% , 5/01/54 .............................................. 825,000 831,687
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 207,354
d
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 100,000 102,668
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 105,000 107,209
GIR East Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.3% , 5/01/45 ................ 300,000 299,144
Assessment Area 1 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 575,000 560,554
Governors Park South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.65% , 5/01/55 .................................... 375,000 369,351
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 125,000 123,676
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 99,650
h
Hills of Minneola Community Development District , North Parcel Assessment Area 2 ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 180,000 180,203
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 509,383
h
Hunt Club Grove Community Development District , Assessment Area 2 , Revenue ,
2026 , 5.6% , 12/15/55 ............................................... 175,000 175,220
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 125,000 127,234
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 370,000 381,202
d
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 100,502
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2019 , 4% , 5/01/40 ................. 1,000,000 975,356

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
d
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 4% , 5/01/50 ............................................ $ 250,000 $ 207,571
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,140,000 1,196,135
Assessments , Special Assessment , 2024 , 5.25% , 5/01/44 ................... 585,000 597,908
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 740,000 740,041
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 489,380
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,225,000 1,226,176
d
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 100,000 102,668
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 100,000 101,862
e
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,219,610
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 375,000 369,819
Pasadena Ridge Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.7% , 5/01/55 ..................................... 500,000 493,893
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,710,305
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 250,564
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 238,368
d
Riverwalk Community Development District , Special Assessment , 144A, 2025 A ,
5.625% , 5/01/55 ................................................... 260,000 260,148
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 1,006,003
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,330,957
d,h
Southpointe of Manatee County Community Development District , Assessment Area 1 ,
Special Assessment , 144A, 2026 , 5.625% , 5/01/56 ......................... 180,000 179,226
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/36 355,000 344,827
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/41 500,000 452,948
d
Starling Community Development District , Special Assessment , 144A, 2025 , 5.6% ,
5/01/56 ......................................................... 500,000 488,964
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 180,000 178,753
d
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 500,000 488,256
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 400,000 396,325
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 505,170
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 300,000 296,097
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ 410,000 410,414
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 150,000 154,486
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 665,000 671,686
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 100,000 99,997

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.7% , 5/01/56 ................................ $ 200,000 $ 200,348
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.8% , 5/01/45 ................................ 185,000 191,481
d
West Villages Improvement District , Special Assessment , 144A, 2025 , 5.5% , 5/01/55 400,000 392,750
d
Westview South Community Development District , Assessment Area 1 2025 Project
Area , Special Assessment , 144A, 2025 , 6.2% , 5/01/55 ...................... 275,000 284,596
d
Windsor Cay Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 300,000 295,409
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 218,511
46,512,616
Georgia 4.0%
d
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 115,000 118,594
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... 1,785,000 1,402,253
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,104,649
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... 515,000 474,765
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/30 .............................................. 685,000 685,563
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/38 .............................................. 740,000 740,068
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,423,429
c
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,200,000 2,357,697
11,307,018
Illinois 8.8%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 1,500,000 1,483,921
GO , 2023 A , 5.875% , 12/01/47 ........................................ 1,700,000 1,741,372
GO , 2025 A , 5.75% , 12/01/50 ......................................... 850,000 858,638
GO , 2025 B , Refunding , 5% , 12/01/40 .................................. 500,000 499,989
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,332,304
City of Chicago ,
GO , 2019 A , 5.5% , 1/01/49 ........................................... 305,000 306,039
GO , 2020 A , Refunding , 5% , 1/01/30 ................................... 1,800,000 1,893,620
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 2,747,000 2,733,917
e
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured ,
5.5% , 1/01/55 ................................................... 3,500,000 3,651,646
d
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.04% , 12/01/28 ........................................ 241,000 235,831
d
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.38% , 12/01/31 ........................................ 341,000 331,268
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 233,593
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,200,000 1,211,184
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 1,500,000 1,433,138
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/41 ..... 400,000 396,457

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/51 ..... $ 1,000,000 $ 875,848
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/56 ..... 815,000 699,329
Metropolitan Pier & Exposition Authority ,
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.849%, 12/15/47 ....................................... 1,500,000 1,105,544
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 2,100,000 1,779,559
State of Illinois , GO , 2023 B , 5.25% , 5/01/40 ............................... 2,100,000 2,270,083
25,073,280
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 500,000 493,803
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 600,000 665,403
Lifespace Communities, Inc. Obligated Group , Revenue , 2024 A , Refunding , 5.125% ,
5/15/59 ........................................................ 1,500,000 1,411,325
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.75% , 10/01/55 .. 300,000 305,280
2,382,008
Kentucky 1.1%
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ................. 1,000,000 831,137
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,100,000 2,202,492
3,033,629
Louisiana 1.0%
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,234,125
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 140,000 140,498
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 1,500,000 1,546,590
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 20,000 20,572
2,941,785
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 559,875
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 230,000 230,237
County of Frederick ,
d
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/37 . 500,000 486,706
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,342,013
d
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 1,008,318
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 755,000 703,731

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/50 ........................................................ $ 750,000 $ 604,083
4,934,963
Massachusetts 1.1%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ............... 1,000,000 1,001,491
Massachusetts Development Finance Agency ,
d,i
Adventcare Obligated Group , Revenue , 144A, 2007 , 6.65% , 10/15/28 .......... 995,000 10
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 5% , 7/01/44 .... 365,000 361,555
d
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,000,000 950,560
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 1,000,000 918,029
3,231,645
Michigan 4.3%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 3,952,414 3,113,236
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6.125% , 11/01/60 ..................... 625,000 625,420
Michigan Finance Authority ,
Aquinas College , Revenue , 2021 , Refunding , 5% , 5/01/46 ................... 500,000 378,119
Lawrence Technological University Obligated Group , Revenue , 2017 , Refunding , 5% ,
2/01/47 ........................................................ 650,000 598,763
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,000,000 621,987
Pontiac School District ,
GO , 2020 , 4% , 5/01/45 ............................................. 3,575,000 3,409,167
GO , 2020 , 4% , 5/01/50 ............................................. 4,025,000 3,678,541
12,425,233
Minnesota 1.2%
d
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 293,590
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 424,320
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 575,000 584,830
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 1,250,000 862,817
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 905,000 905,776
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 337,820
3,409,153
Missouri 4.5%
Health & Educational Facilities Authority of the State of Missouri ,
Children's Mercy Hospital Obligated Group , Revenue , 2017 A , 4% , 5/15/48 ...... 5,600,000 5,049,387
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 900,000 732,143
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 2,270,000 1,728,963
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,900,000 1,388,604
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ 875,000 770,767
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 3,250,000 3,180,596
12,850,460

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... $ 410,000 $ 395,775
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 585,000 522,832
Special Improvement District No. 815 , Special Assessment , 2020 , 5% , 12/01/49 ... 585,000 587,639
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 640,000 514,092
Special Improvement District No. 817 , Special Assessment , 2023 , 5.5% , 6/01/38 .. 375,000 406,629
Special Improvement District No. 817 , Special Assessment , 2023 , 5.75% , 6/01/43 . 495,000 528,299
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/48 .... 350,000 368,723
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/53 .... 500,000 523,557
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 370,000 370,282
4,217,828
New Hampshire 1.3%
New Hampshire Business Finance Authority ,
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 2,222,989 2,171,999
g
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 990,738 999,908
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 675,000 672,551
3,844,458
New Jersey 0.6%
New Jersey Economic Development Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2013 , 6% ,
10/01/33 ....................................................... 850,000 851,707
United Airlines, Inc. , Revenue , 2000 B , 5.625% , 11/15/30 .................... 500,000 502,004
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 457,461
1,811,172
New York 8.4%
New York Counties Tobacco Trust VI ,
Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 ............................ 3,000,000 2,618,855
Revenue , 2016 A-2B , Refunding , 5% , 6/01/51 ............................ 700,000 588,611
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 2.875% , 11/15/46 ........................... 1,860,000 1,389,794
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,000,000 2,183,832
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 4,215,000 3,036,485
d
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 750,000 750,044
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 1,835,000 1,403,098
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 1,250,000 1,287,366
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 1,000,000 1,062,198
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 4,000,000 4,242,475
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 1,000,000 1,016,250
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,501,775
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,000,000 2,040,106
24,120,889
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/36 .................................................... 2,320,000 2,339,541

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. $ 500,000 $ 477,905
2,817,446
North Dakota 1.2%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/48 350,000 356,900
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,000,000 2,018,769
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,103,933
3,479,602
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 1,300,000 919,416
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 1,500,000 1,500,576
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 514,134
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 1,575,000 1,330,302
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 399,958
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/49 ........................................... 1,560,000 1,531,425
d
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... 1,320,000 1,264,618
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 137,819
7,598,248
Oklahoma 0.2%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 475,000 534,183
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 210,000 210,126
Pennsylvania 3.6%
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... 750,000 740,879
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 942,385
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 500,000 481,151
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,808,165
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. 900,000 897,666
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 768,931
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/41 ... 1,400,000 1,446,915
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/42 ... 1,450,000 1,489,901
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 1,000,000 1,058,127
c
Talen Energy Supply LLC , Revenue , 2009 C , Refunding , Mandatory Put , 5.25% ,
6/01/27 ........................................................ 500,000 502,544

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
d
Philadelphia Authority for Industrial Development ,
i
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... $ 807,977 $ 161,596
University of the Arts (The) , Revenue , 144A, 2017 , Pre-Refunded , 5% , 3/15/45 ... 40,000 42,201
10,340,461
Rhode Island 0.5%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/60 .............................. 1,500,000 1,494,029
South Carolina 5.7%
d
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 175,000 175,629
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 874,519
d
County of Lancaster , Roselyn Residential Improvement District , Special Assessment ,
144A, 2025 , 6.2% , 6/01/55 ........................................... 120,000 123,119
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 1,000,000 1,017,584
Bishop Gadsden Episcopal Retirement Community Obligated Group , Revenue , 2025 ,
5.25% , 4/01/51 .................................................. 250,000 250,716
d
Green Charter School Spartanburg LLC Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/56 ............................................ 1,020,000 688,563
d
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/39 ............ 500,000 480,161
d
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/49 ............ 1,000,000 883,006
South Carolina Public Service Authority ,
Revenue , 2021 B , 4% , 12/01/41 ....................................... 4,000,000 4,014,034
Revenue , 2021 B , 4% , 12/01/42 ....................................... 5,250,000 5,205,952
Revenue , 2021 B , 4% , 12/01/51 ....................................... 3,000,000 2,676,026
16,389,309
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,386,641
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 ..... 1,000,000 1,112,152
2,498,793
Texas 11.6%
Arlington Higher Education Finance Corp. ,
d
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 5% , 6/15/64 ......... 1,200,000 1,079,150
d
Magellan School (The) , Revenue , 144A, 2022 , 6.375% , 6/01/62 ............... 1,100,000 1,109,596
Wayside Schools , Revenue , 2021 A , Refunding , 4% , 8/15/41 ................. 610,000 535,135
d
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 575,000 569,147
City of Anna ,
d
Crystal Park Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.875% , 9/15/55 ............................. 225,000 224,503
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 100,000 100,053
d
City of Aubrey , Duck Point Public Improvement District , Special Assessment , 144A,
2025 , 5.625% , 12/31/55 ............................................. 110,000 108,920
d
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5% , 11/01/44 ............................... 555,000 548,894
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.25% , 11/01/53 ............................. 750,000 730,578

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... $ 150,000 $ 149,088
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 270,000 266,353
d
City of Dayton , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................ 350,000 343,967
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 296,369
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 325,000 318,450
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 . 1,250,000 1,152,992
d
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.125% , 9/01/45 ......................... 390,000 384,750
d
City of Justin , Timberbrook Public Improvement District No. 2 Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6% , 9/01/55 ............................ 500,000 501,058
City of Lavon , Elevon Public Improvement District Improvement Area No. 3-5 , Special
Assessment , 2025 , 5.75% , 9/15/55 .................................... 110,000 109,677
d
City of Manor ,
EntradenGlen Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 7% , 9/15/55 ................................ 150,000 157,251
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 125,000 128,014
d
City of Mansfield , Staybolt Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 350,000 359,634
City of Mesquite , Solterra Public Improvement District Improvement Area C-4 , Special
Assessment , 2025 , 5.625% , 9/01/55 ................................... 100,000 98,931
City of Princeton ,
Special Assessment , 2025 , 5.625% , 9/01/55 ............................. 270,000 269,799
d
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 250,000 249,813
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 250,000 249,813
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2022 A , 4% ,
8/15/51 ......................................................... 1,200,000 1,028,276
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 125,000 128,850
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 250,000 257,310
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 .. 7,000,000 7,257,784
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 60,000 60,157
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 1,000,000 976,243
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,313,274
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AG Insured , 4.125% , 7/01/53 ..................... 1,000,000 873,896
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 994,654
d
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 536,015
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 1,000,000 1,080,729
f
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.59%, 8/01/39 ............................................. 700,000 381,895
e
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 7,000,000 7,583,739

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ $ 900,000 $ 782,585
33,297,342
Utah 2.5%
d
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 1,300,000 1,308,343
d,f
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. 500,000 426,773
d
MIDA Mountain Village Public Infrastructure District ,
Special Assessment , 144A, 2020 A , 5% , 8/01/50 .......................... 1,045,000 1,021,390
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 500,000 512,389
Mountain Village Assessment Area 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 1,150,000 977,522
Military Installation Development Authority , Military Recreation Facility Project Area ,
Revenue , 2021 A-2 , 4% , 6/01/52 ...................................... 1,000,000 808,417
d
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 300,000 298,748
Utah Infrastructure Agency ,
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,350,000 1,458,517
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 350,000 349,858
7,161,957
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency , Champlain College, Inc. ,
Revenue , 2016 A , Refunding , 5% , 10/15/46 .............................. 750,000 581,564
Virginia 1.3%
d
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... 995,000 995,726
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group , Revenue ,
2021 A , Refunding , 4% , 6/01/47 ..................................... 1,000,000 800,880
Williamsburg Landing, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
12/01/50 ....................................................... 1,235,000 969,812
d
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 455,000 455,168
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 501,226
3,722,812
Washington 4.8%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,288,567
d
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 765,559
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 1,000,000 1,020,718
Washington State Housing Finance Commission ,
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 3,128,287 2,991,611
g
Revenue , FRN , 2024-1 , A , 4.084% , 3/20/40 .............................. 743,367 732,781
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 1,200,000 1,197,281
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2016 A , Refunding , 5% , 1/01/36 ..................................... 1,175,000 1,183,906
d
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 560,000 598,921
d
Spokane International Academy , Revenue , 144A, 2021 A , 5% , 7/01/56 .......... 1,130,000 951,557
d
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/36 ..... 580,000 581,368

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
d
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/41 ..... $ 500,000 $ 500,067
13,812,336
West Virginia 2.0%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,682,457
Wisconsin 9.5%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,126,297 2,221,443
d
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 650,000 658,057
Celanese US Holdings LLC , Revenue , 2016 C , Refunding , 4.3% , 11/01/30 ....... 300,000 300,164
d
CFC-SA LLC , Revenue, Sub. Lien , 144A, 2022 B , 6% , 2/01/62 ................ 1,000,000 1,026,574
d
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 966,284
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
9/01/30 ........................................................ 945,000 945,767
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,425,000 1,476,122
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/55 .................................................... 1,000,000 910,158
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 410,000 412,843
d
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 380,000 385,564
d
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/54 ........................................................ 910,000 817,646
Piedmont Community Charter School, Inc. , Revenue , 2019 , 5% , 6/15/53 ........ 1,150,000 1,095,049
d
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/40 ..... 1,085,000 1,095,865
d
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/43 ........ 1,000,000 1,001,232
d
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/48 ........ 800,000 760,057
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 500,000 517,445
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 2,100,000 2,320,089
d
UHF Promenade Apts LLC (The) , Revenue , 144A, 2024 , 6.25% , 2/01/39 ........ 800,000 819,697
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-1 , 4% , 7/01/61 ........ 600,000 421,685
d
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 2,000,000 1,528,943
d
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 1,700,000 1,452,822
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,000,000 3,983,491
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 650,000 507,098
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 300,000 311,206
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 270,000 254,589
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 1,150,000 995,461
27,185,351
U.S. Territories 12.9%
District of Columbia 7.9%
District of Columbia ,
GO , 2023 A , 5% , 1/01/45 ............................................ 6,675,000 7,091,842
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 1,000,000 929,730
International School Obligated Group , Revenue , 2019 , 5% , 7/01/39 ............ 400,000 411,345
KIPP DC Obligated Group , Revenue , 2019 , 4% , 7/01/44 .................... 750,000 677,238

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... $ 2,500,000 $ 2,507,284
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/35 .............. 1,140,000 1,328,389
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/36 .............. 1,365,000 1,594,368
d
Rocketship DC Obligated Group , Revenue , 144A, 2021 A , 5% , 6/01/61 ......... 400,000 341,343
f
Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.38%, 6/15/46 ......... 7,500,000 1,758,138
e
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Sub. Lien , 2019
B , Refunding , 4% , 10/01/53 .......................................... 1,065,000 912,896
e
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,123,099
22,675,672
Puerto Rico 5.0%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 1,920,000 1,941,806
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 3,000,000 2,951,330
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,388,447 3,184,987
i
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 2,335,000 1,558,612
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,540,640
14,177,375
Total U.S. Territories .................................................................... 36,853,047
Total Municipal Bonds (Cost $ 400,548,892 ) .....................................
401,201,112
Total Long Term Investments (Cost $ 400,548,892 ) ...............................
401,201,112
a
a a a a
Short Term Investments 0.2%
Shares
a
Management Investment Companies 0.2%
j,k
Putnam Short Term Investment Fund , Class P , 3.863% ....................... 534,059 534,059
Total Management Investment Companies (Cost $ 534,059 ) .......................
534,059
Total Short Term Investments (Cost $ 534,059 ) ..................................
534,059
a
Total Investments (Cost $ 401,082,951 ) 140.2% ..................................
$401,735,171
Remarketed Preferred Shares (34.7) % .........................................
(99,350,000)
Floating Rate Notes Issued (6.5) % .............................................
(18,700,374)
Other Assets, less Liabilities 1.0% .............................................
2,879,899
Net Assets 100.0% ...........................................................
$286,564,696

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 20 .
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $88,224,441, representing 30.8% of net assets.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis.
i
Defaulted security or security for which income has been deemed uncollectible.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Putnam Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Managed Municipal Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026 , the Fund held investments in affiliated management investment companies as follows:

Putnam Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $110,154 $18,983,664 $(18,559,759) $— $— $534,059 534,059 $33,468
Total Affiliated Securities ... $110,154 $18,983,664 $(18,559,759) $— $— $534,059 $33,468
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 401,201,112 — 401,201,112
Short Term Investments ................... 534,059 — — 534,059
Total Investments in Securities ........... $534,059 $401,201,112 $— $401,735,171
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FRN
Floating Rate Note
GO
General Obligation
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.